Derivatives - Summary of Derivative Asset and Liability (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative financial instruments [Line Items]
Total derivative assets	[1]	€ 2,760	€ 8,827
Total derivative liabilities	[1]	6,094	10,639
Current derivative assets		352	723
Current derivative liabilities		1,607	2,803
Derivatives for general account [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets		2,707	8,780
Total derivative liabilities		5,379	10,600
Derivatives for general account [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets		2,381	8,344
Total derivative liabilities		4,162	9,578
Derivatives for general account [member] | Fair value hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets		4	18
Total derivative liabilities		4	15
Derivatives for general account [member] | Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets		204	346
Total derivative liabilities		1,108	948
Derivatives for general account [member] | Derivatives desginated as Net foreign investment hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets		118	73
Total derivative liabilities		104	59
Derivatives for account of policyholders [member] | Derivatives with negative values not designated as hedges [member]
Disclosure of derivative financial instruments [Line Items]
Total derivative assets		53	46
Total derivative liabilities		€ 715	€ 39

[1]	Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.